Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

11.  Income Taxes

Loss before income tax (benefit) provision for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	Year ended December 31,
	2020	2019	2018
United States	$(780,917)	$(142,198)	$(76,122)
Foreign	(63,409)	1	7
Loss before income tax (benefit) provision	$(844,326)	$(142,197)	$(76,115)

The components of the provision (benefit) for income taxes consisted of the following:

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(49)	$—	$—
State	250	—	—
Foreign	1,456	4	86
Total current provision	1,657	4	86
Deferred:
Federal	(442)	—	9
State	31	54	10
Foreign	(1,868)	—	—
Total deferred provision	(2,279)	54	19
Total income tax (benefit) provision	$(622)	$58	$105

The reconciliation between income taxes computed at the U.S. statutory income tax rate to our provision for income taxes for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year ended December 31,
	2020	2019	2018
Provision (benefit) for income taxes at 21% rate	$(177,309)	$(29,863)	$(15,984)
Prior year provision true-ups	(5)	3,164	(157)
State taxes, net of federal benefit	(13,328)	(7,522)	(7,525)
Stock-based compensation (benefit) expense	(190,766)	2,412	430
Non-deductible lobbying expenses	2,072	1,885	1,352
Non-deductible acquisition expenses	4,041	2,068	—
Change in valuation allowance	243,352	19,988	21,584
Net operating loss write-off	998	7,246	—
Non-deductible executive compensation	118,423	—	—
Foreign rate differential	13,456	—	—
Foreign currency adjustments	(2,086)	—	—
Income tax reserves	1,676	—	—
Other	(1,146)	680	405
Total income tax (benefit) provision	$(622)	$58	$105

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2020 and 2019 are as follows:

	Year ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$459,508	$217,836
Accrual and other temporary differences	19,432	21,045
Operating lease	15,002	—
Stock-based compensation	8,618	4,552
Total deferred tax assets:	502,560	243,433
Deferred tax liability:
Capitalized software costs	(8,469)	(6,335)
Fixed assets	(1,351)	(2,035)
Operating lease	(11,251)	—
Total Net Deferred Tax Assets	481,489	235,063
Valuation allowance	(478,667)	(235,280)
Net deferred tax assets (liabilities)	$2,822	$(217)

The Company records its deferred tax assets in deposits and other non-current assets and deferred tax liabilities in other long-term liabilities in the consolidated balance sheets. The Company has provided a valuation allowance for the U.S. deferred tax assets as of December 31, 2020. For the year ended December 31, 2020, the U.S. valuation allowance increased by $243.4 million primarily based on the current year operating loss.

As of December 31, 2020, the Company had U.S. federal and state tax net operating loss carryforwards of $671.3 million and $1,690.4 million, respectively, which may be available to offset future income tax liabilities and expire at various dates beginning in 2032 through 2040. Additionally, the Company has $980.0 million of federal net operating loss carryforwards which carryforward indefinitely. The Company has generated $2.7 million of foreign operating loss carryforwards which carryforward indefinitely.

Utilization of the NOL carryforwards may be subject to limitation under Section 382 of the Internal Revenue Code of 1986 based on ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and tax credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. There could be additional ownership changes in the future, which may result in additional limitations on the utilization of the NOL and tax credit carryforwards. The Company has analyzed the impact of these limitations on its attributes and included the impact of these limitations in its U.S. deferred tax assets.

Undistributed earnings of certain foreign subsidiaries are immaterial as of December 31, 2020. Accordingly, no provision for state, local and foreign withholding income taxes has been provided thereon.

In addition to filing federal income tax returns, the Company files income tax returns in numerous states and foreign jurisdictions that impose an income tax. The Company is subject to U.S. federal, state and local income tax examinations by tax authorities for the years beginning in 2012 due to the carryover of previously incurred NOLs. The Company is currently under a federal income tax examination for 2017. Tax years after 2011 remain open in certain major foreign jurisdictions and are subject to examination by the taxing authorities.

The following table presents a reconciliation of the total amounts of unrecognized tax benefits, excluding interest and penalties, included in "Long-term Income Tax Liabilities" on the balance sheet.

	Year ended December 31,
	2020	2019	2018
Unrecognized tax benefits at the beginning of the year	$—	$—	$—
Additions for tax positions of prior years	70,341	—	—
Unrecognized tax benefits at the end of the year	$70,341	$—	$—

If the unrecognized tax benefit balance as of December 31, 2020 were recognized, it would decrease the Company’s effective tax rate. The Company does not anticipate any material changes to its unrecognized tax benefits within the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as income tax expense. During the years ended December 31, 2020, 2019 and 2018 the Company recognized $1.7 million, $0.0 million and $0.0 million in interest and penalties. The Company had $1.7 million, $0.0 million and $0.0 million of interest and penalties accrued at December 31, 2020, 2019 and 2018, respectively.

On March 27, 2020, the United States enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the United States economy and fund a nationwide effort to curtail the effect of COVID-19. As of December 31, 2020, the Company has analyzed the provisions of the CARES Act and determined it did not have a significant impact to the Company.